Leases - Summary of Detailed Information About Future Minimum Rental Receivables Under Non-Cancellable Operating Leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	¥ 78,620	$ 11,357	¥ 92,313
Within 1 year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	13,041	1,884	14,156
After 1 Year but within 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	33,007	4,768	41,106
More than 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum operating leases	¥ 32,572	$ 4,705	¥ 37,051